Vendor Concentrations	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
VENDOR CONCENTRATIONS
13.	VENDOR CONCENTRATIONS

As of December 31, 2019, and 2018, two suppliers represent 51% and 56% of our purchases, respectively. Although the Company expects to maintain relationships with these vendors, the loss of either supplier would not have a material adverse impact on our business, because both suppliers provide the same products.